CASH FLOW STATEMENTS - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
Profit before tax	[1]	£ 4,123		£ 5,660
Change in operating assets		12,904		34,184
Change in operating liabilities		(5,630)		(61,433)
Non-cash and other items		1,469		(743)
Tax received (paid)		(1,232)		(1,616)
Net cash used in operating activities		11,634		(23,948)
Cash flows from investing activities
Purchase of financial assets		(9,108)		(12,309)
Proceeds from sale and maturity of financial assets		8,847		26,863
Purchase of fixed assets		(3,552)		(3,450)
Proceeds from sale of fixed assets		1,258		1,262
Acquisition of businesses, net of cash acquired				(26)
Disposal of businesses, net of cash disposed		107		8,604
Net cash provided by investing activities		(2,448)		20,944
Cash flows from financing activities
Dividends paid to ordinary shareholders		(4,100)		(11,022)
Distributions on other equity instruments		(281)		(275)
Dividends paid to non-controlling interests		(38)		(36)
Return of capital contribution		(5)		(9)		£ (77)
Interest paid on subordinated liabilities		(906)		(1,022)
Proceeds from issue of subordinated liabilities		780		201
Proceeds from issue of other equity instruments		1,648
Return of capital to parent company				(2,975)
Repayment of subordinated liabilities		(762)		(2,256)
Borrowings from parent company		916		9,860
Repayments to parent company		(7,357)		(10,354)
Interest paid on borrowing from parent company		(187)		(370)
Net cash (used in) provided by financing activities		(10,292)		(18,258)
Effect of exchange rate changes on cash and cash equivalents		(3)		3
Change in cash and cash equivalents		(1,109)		(21,259)
Cash and cash equivalents at beginning of year		39,723		60,982
Cash and cash equivalents at end of year		38,614		39,723		60,982
The Group [member] | Previously stated [member]
Profit before tax	[1]					5,978
Change in operating assets						(15,733)
Change in operating liabilities						(13,379)
Non-cash and other items						12,297
Tax received (paid)						(682)
Net cash used in operating activities						(11,519)
Cash flows from investing activities
Purchase of financial assets						(7,857)
Proceeds from sale and maturity of financial assets						18,667
Purchase of fixed assets						(3,655)
Proceeds from sale of fixed assets						1,444
Acquisition of businesses, net of cash acquired						(1,913)
Disposal of businesses, net of cash disposed						984
Net cash provided by investing activities						7,670
Cash flows from financing activities
Dividends paid to ordinary shareholders						(2,650)
Distributions on other equity instruments						(273)
Dividends paid to non-controlling interests						(69)
Return of capital contribution						(77)
Interest paid on subordinated liabilities						(1,157)
Repayment of subordinated liabilities						(1,608)
Borrowings from parent company						8,476
Repayments to parent company						(475)
Interest paid on borrowing from parent company						(244)
Net cash (used in) provided by financing activities						1,923
Change in cash and cash equivalents						(1,926)
Cash and cash equivalents at beginning of year				60,982		62,908
Cash and cash equivalents at end of year						60,982
The Bank [member]
Profit before tax		3,091	[1]	6,898	[1],[2]	5,808	[2]
Change in operating assets		(31,543)		46,534
Change in operating liabilities		39,301		(76,719)
Non-cash and other items		(950)		(3,610)
Tax received (paid)		(596)		(393)
Net cash used in operating activities		9,303		(27,290)
Cash flows from investing activities
Purchase of financial assets		(7,748)		(11,699)
Proceeds from sale and maturity of financial assets		8,664		25,927
Purchase of fixed assets		(1,638)		(1,486)
Proceeds from sale of fixed assets		91		113
Additional capital injections to subsidiaries		(1,766)		(13)
Dividends received from subsidiaries		1,331		4,867
Distributions on other equity instruments received		103		101
Capital repayments and redemptions		212		210
Acquisition of businesses, net of cash acquired				(98)
Disposal of businesses, net of cash disposed		20		7,704
Net cash provided by investing activities		(731)		25,626
Cash flows from financing activities
Dividends paid to ordinary shareholders		(4,100)		(11,022)
Distributions on other equity instruments		(281)		(275)
Return of capital contribution		(5)		(9)		(77)
Interest paid on subordinated liabilities		(674)		(659)
Proceeds from issue of subordinated liabilities		780
Proceeds from issue of other equity instruments		1,648
Return of capital to parent company				(2,975)
Repayment of subordinated liabilities		(184)
Borrowings from parent company		916		9,860
Repayments to parent company		(7,357)		(10,354)
Interest paid on borrowing from parent company		(187)		(370)
Net cash (used in) provided by financing activities		(9,444)		(15,804)
Effect of exchange rate changes on cash and cash equivalents				2
Change in cash and cash equivalents		(872)		(17,466)
Cash and cash equivalents at beginning of year		38,654		56,120
Cash and cash equivalents at end of year		£ 37,782		38,654		56,120
The Bank [member] | Previously stated [member]
Profit before tax	[1]					5,808
Change in operating assets						(11,165)
Change in operating liabilities						3,463
Non-cash and other items						(1,973)
Tax received (paid)						437
Net cash used in operating activities						(3,430)
Cash flows from investing activities
Purchase of financial assets						(7,550)
Proceeds from sale and maturity of financial assets						16,480
Purchase of fixed assets						(1,155)
Proceeds from sale of fixed assets						85
Additional capital injections to subsidiaries						(34)
Dividends received from subsidiaries						4,378
Distributions on other equity instruments received						101
Acquisition of businesses, net of cash acquired						(2,026)
Disposal of businesses, net of cash disposed						592
Net cash provided by investing activities						10,871
Cash flows from financing activities
Dividends paid to ordinary shareholders						(2,650)
Distributions on other equity instruments						(273)
Return of capital contribution						(77)
Interest paid on subordinated liabilities						(668)
Repayment of subordinated liabilities						(675)
Borrowings from parent company						8,476
Repayments to parent company						(475)
Interest paid on borrowing from parent company						(244)
Net cash (used in) provided by financing activities						3,414
Effect of exchange rate changes on cash and cash equivalents						(1)
Change in cash and cash equivalents						10,854
Cash and cash equivalents at beginning of year				56,120		45,266
Cash and cash equivalents at end of year						56,120
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | The Group [member] | Previously stated [member]
Cash flows from financing activities
Cash and cash equivalents at beginning of year				£ (2,274)
Cash and cash equivalents at end of year						£ (2,274)

[1]	Group profit before tax in 2018 comprised 4,280 million in respect of continuing operations and 1,380 million in respect of discontinued operations (2017: 5,035 million in respect of continuing operations and 943 million in respect of discontinued operations).
[2]	Restated, see note 1.